[LOGO OF         Investing
EATON VANCE
APPEARS HERE]    for the                                    [EDUCATION SIGN
                                                             APPEARS HERE]
                 21st

                 Century




         Annual Report December 31, 1997


                                  EATON VANCE
[PICTURE OF
 TRAFFIC                           TAX FREE
APPEARS HERE]
                                   RESERVES


                                  Eaton Vance
                     Global Management-Global Distribution

[PICTURE OF
BROOKLYN BRIDGE
APPEARS HERE]

Eaton Vance Tax Free Reserves as of December 31, 1997

INVESTMENT UPDATE


[PHOTO OF M. DOZIER GARDNER APPEARS HERE]
M. Dozier Gardner, President

Investment Environment
--------------------------------------------------------------------------------
  The Economy

 . 1997 was a very good year for the U.S. economy, with gross domestic product
  (GDP) increasing at a 3.8% rate. This exceeded the 2%--2.5% forecast at the beginning of the year.

 . Inflation was very low. The Consumer Price Index declined to 1.7% from 3.3% in
  1996, while wholesale prices fell by 1.2%, the largest decline since 1986.

 . The growing economy continued to generate new jobs at a healthy rate, and unemployment remained low throughout the year, dropping to 4.7% in December from 5.4% in January.

 . The combination of continued economic growth, low unemployment, and declining inflation has been unusual. Many economists, including Federal Reserve Chairman Alan Greenspan, attribute it to increasing global competition and higher productivity brought on by advances in technology.

  The Market

 . The twelve-month period was generally positive and stable for short-term bonds. The exception was an increase in the Federal Funds target rate by 0.25% to 5.50% on March 25. The Fed Funds rate is the rate for interbank overnight loans and serves as a key interest rate barometer.

 . During the course of the year, the difference between long-term and short-term interest rates narrowed, resulting in a "flattening" of the yield curve. The general decline in interest rates in 1997, which boosted bond prices, resulted to solid total returns for fixed-income investors.

The Fund
--------------------------------------------------------------------------------
  The Past Year

 . During the year ended December 31, 1997, shareholders of Eaton Vance Tax Free
  Reserves received $0.0312 in income dividends, all free from federal income tax./1/

 . Based on the last monthly dividend paid and a $1.00 share price, the Fund's distribution rate was 3.17% on December 31, 1997. The SEC 7-Day Yield on that date was 3.26%./2/

 . To equal that rate, a shareholder in the 36% federal income tax bracket would need a yield of 4.95% from a taxable investment.

  About Eaton Vance Tax Free Reserves

 . Eaton Vance Tax Free Reserves invests only in dollar-denominated, high quality securities which present minimal credit risk./3/

 . To attain its objective, the Fund seeks to invest in short-term obligations which are rated in one of the two highest short-term ratings categories.

 . Tax rates continue to burden investors who seek to maximize their after-tax investment dollars. A money market mutual fund that invests in high-quality investments, free of federal taxation, can be a sensible way to earn income while preserving capital and maintaining liquidity.

--------------------------------------------------------------------------------
/1/ A portion of the Fund's Income could be subject to federal alternative minimum tax.

/2/ The Funds's SEC yield is calculated by dividing the net investment income per share for the 7-day period by the net asset value at the end of the period and annualizing the result.

/3/ An investment in one of the Portfolio's money market funds is neither insured nor guaranteed by the U.S. Government, and there can be no assurance that the Funds will be able to maintain a stable net asset value of $1.00 per share. The Fund has no sales charge.

--------------------------------------------------------------------------------
Mutual fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investments risks, including possible loss of principal invested.
--------------------------------------------------------------------------------

Eaton Vance Tax Free Reserves as of December 31, 1997

PORTFOLIO OF INVESTMENTS


Tax-Exempt Investments -- 100.1%


Ratings (Unaudited)
------------------------------- Principal
                                Amount
Moody's/S&P     Moody's/S&P     (000
Short-Term      Long-Term       omitted) Security                        Value
-----------------------------------------------------------------------------------------
Commercial Paper -- 14.4%
-----------------------------------------------------------------------------------------
P-1/A-1+        Aa3/AA          $  1,900 Jacksonville Electric
                                         Authority Municipal Parking,
                                         3.70%, 1/12/98                  $    1,900,000
VMIG1/A-1+      Aa1/AAA            1,500 Lincoln, NE Electric
                                         Municipal Parking, 3.75%,
                                         2/11/98                              1,500,000
NR/A-1+         NR/AA+             1,500 Rochester, MN (Mayo Clinic)
                                         Municipal Parking,
                                         3.75%, 2/25/98                       1,500,000
-----------------------------------------------------------------------------------------
                                                                         $    4,900,000
-----------------------------------------------------------------------------------------

General Obligation Notes/Bonds -- 20.2%
-----------------------------------------------------------------------------------------
NR/NR           Aaa/AAA         $    305 Belknap County, NH,
                                         4.80%, 6/15/98                  $      306,111
MIG1/SP1+       NR/NR              1,000 Idaho State Tax Revenue
                                         Anticipation Program,
                                         4.625%, 6/30/98                      1,003,536
MIG1/SP1+       NR/NR              1,000 Iowa State School District
                                         Cash Anticipation Program,
                                         Series 1997, 4.25%, 1/30/98          1,000,458
MIG1/SP1+       NR/NR              2,000 Iowa State School District
                                         Cash Anticipation Program,
                                         Series 1997, 4.50%, 6/26/98          2,006,500
NR/SP1+         NR/NR              1,000 Michigan Municipal Bond
                                         Authority, 4.50%, 7/2/98             1,003,360
NR/NR           Aaa/AAA            1,000 Minnesota State
                                         Infrastructure, 6.80%, 8/1/98        1,016,923
NR/NR           Aa2/AA               500 Wisconsin State Series A,
                                         6.40%, 5/1/98                          504,188
-----------------------------------------------------------------------------------------
                                                                         $    6,841,076
-----------------------------------------------------------------------------------------

Revenue Notes/Bonds -- 13.6%
-----------------------------------------------------------------------------------------
NR/NR           Aaa/AAA        $  1,005 Illinois State Sales Tax
                                         Revenue, 7.80%, 6/15/98         $    1,042,972
NR/NR           Aaa/NR              500 Ohio State Building
                                         Authority, 8.00%, 2/1/98               511,693
NR/SP1          NR/NR             1,000 Oshkosh, WI  School District,
                                         4.15%, 8/24/98                       1,001,868
NR/NR           Aaa/AAA           1,985 Rutgers State University, NJ,
                                         8.00%, 5/1/98                        2,051,839
-----------------------------------------------------------------------------------------
                                                                         $    4,608,372
-----------------------------------------------------------------------------------------

Variable Rate Demand Obligations -- 51.9%
-----------------------------------------------------------------------------------------
NR/A-1+         NR/AAA          $  1,500 Eddy County, NM Pollution,
                                         Series 1993, 4.15%, 2/1/03      $    1,500,000
VMIG1/NR        Aa2/NR             1,000 Fort Wayne, IN Hospital
                                         Authority, (Parkview),
                                         3.65%, 1/1/16                        1,000,000
NR/A-1+         NR/AA+               800 Fulton County, GA Development
                                         Authority, Series 1990,
                                         4.20%, 8/1/05                          800,000
P-1/NR          Aa3/NR               845 Fulton County, GA Residential
                                         Care, Series 1989,
                                         4.20%, 10/1/99                         845,000
NR/A-1+         NR/AA              1,000 Galveston, TX Industrial
                                         Development Corp., (Mitchell
                                         Interest), 3.75%, 9/1/13             1,000,000
NR/A-1+         NR/AA-             1,465 Illinois Development Finance
                                         Authority, (Cinnamon Lake
                                         Towers), 3.95%, 4/1/37               1,465,000
NR/A-1+         NR/AAA             2,600 Kansas City, MO Industrial
                                         Development Authority,
                                         3.70%, 9/1/25                        2,600,000
P-1/A-1+        NR/AA                500 Maricopa County, AZ
                                         Pollution, (AZ Public Service),
                                         4.80%, 5/1/29                          500,000
P-1/NR          Aa3/NR             1,360 Metro Government Nashville
                                         and Davidson County, TN,
                                         Series 1989, 4.20%, 5/1/09           1,360,000


                       See notes to financial statements

Eaton Vance Tax Free Reserves as of December 31, 1997

PORTFOLIO OF INVESTMENTS CONT'D

Ratings (Unaudited)
------------------------------- Principal
                                Amount
Moody's/S&P     Moody's/S&P     (000
Short-Term      Long-Term       omitted) Security                        Value
--------------------------------------------------------------------------------------------
Variable Rate Demand Obligations (continued)
--------------------------------------------------------------------------------------------
 VMIG1/A-1+     Aaa/AAA         $    600 Missouri State Health and
                                         Educational Facilities
                                         Authority, 5.00%, 6/1/15        $      600,000
 VMIG1/A-1+     Aaa/AAA              200 Montgomery County, PA
                                         Education and Health
                                         Authority, 3.65%, 9/1/18               200,000
 NR/A-1+        NR/AA-             1,500 Port Corpus Christi, TX
                                         Industrial Development
                                         Revenue, (Valero Energy),            1,500,000
                                         3.70%, 4/1/18
 MIG1/A-1+      NR/AA-             2,270 Putnam County, FL Development
                                         Authority, (Seminole
                                         Electric), 3.85%, 3/15/14            2,270,000
 VMIG1/A-1+     Aaa/AAA            1,000 Rock Hill, SC Utility System
                                         Revenue, 3.70%, 1/1/22               1,000,000
 VMIG1/A-1+     Aa1/AA+            1,000 South Carolina Jobs Economic
                                         Development, (Baptist
                                         Healthcare), 3.65%, 8/1/17           1,000,000
--------------------------------------------------------------------------------------------
                                                                         $   17,640,000
--------------------------------------------------------------------------------------------

Total Tax-Exempt Investments -- 100.1%
     (identified cost $33,989,448)                                       $   33,989,448(1)
--------------------------------------------------------------------------------------------

Other Assets, Less Liabilities-- (0.1)%                                  $      (29,580)
--------------------------------------------------------------------------------------------


Net Assets -- 100%                                                       $   33,959,868
--------------------------------------------------------------------------------------------

At December 31, 1997, the concentration of the Fund's investments in various states, determined as a percentage of total investments, is as follows:

           Florida                                                      12.3%
           Others (less than 10% individually)                          87.7%

(1) Cost for Federal income tax purposes is the same.

                       See notes to financial statements

Eaton Vance Tax Free Reserves as of December 31, 1997

FINANCIAL STATEMENTS

Statement of Assets and Liabilities


As of December 31, 1997
Assets
-------------------------------------------------------------------------
Investments, at value (Note 1A)                              $33,989,448
Cash                                                              27,993
Receivable for Fund shares sold                                  198,904
Interest receivable                                              306,484
-------------------------------------------------------------------------
Total assets                                                 $34,522,829
-------------------------------------------------------------------------


Liabilities
-------------------------------------------------------------------------
Payable for Fund shares redeemed                             $   494,371
Distributions payable                                             61,189
Payable to affiliate for Trustees' fees (Note 3)                   1,091
Accrued expenses                                                   6,310
-------------------------------------------------------------------------
Total liabilities                                            $   562,961
-------------------------------------------------------------------------
Net Assets for 33,977,876 shares of beneficial
    interest outstanding                                     $33,959,868
-------------------------------------------------------------------------


Sources of Net Assets
-------------------------------------------------------------------------
Paid-in capital                                              $33,977,876
Accumulated net realized loss on investments
    (computed on the basis of identified cost)                   (18,008)
-------------------------------------------------------------------------
Total                                                        $33,959,868
-------------------------------------------------------------------------


Net Asset Value, Offering Price and
Redemption Price Per Share
-------------------------------------------------------------------------
($33,959,868 / 33,977,876 shares of
    beneficial interest outstanding)                         $      1.00
-------------------------------------------------------------------------


Statement of Operations

For the Year Ended
December 31, 1997
Investment Income (Note 1B)
-------------------------------------------------------------------------
Interest income                                              $ 2,305,713
-------------------------------------------------------------------------
Total investment income                                      $ 2,305,713
-------------------------------------------------------------------------


Expenses
-------------------------------------------------------------------------
Investment adviser fee (Note 3)                              $   320,793
Compensation of Trustees not members of the
    Investment Adviser's organization (Note 3)                     3,491
Custodian fee (Note 1E)                                           41,034
Legal and accounting services                                     26,667
Transfer and dividend disbursing agent fees                       14,581
Registration fees                                                 11,446
Interest expense                                                   8,776
Printing and postage                                               7,907
Miscellaneous                                                      7,520
-------------------------------------------------------------------------
Total expenses                                               $   442,215
-------------------------------------------------------------------------
Deduct --
    Waiver of investment adviser fee (Note 3)                $    99,776
    Reduction of custodian fee (Note 1E)                          41,034
-------------------------------------------------------------------------
Total expense reductions                                     $   140,810
-------------------------------------------------------------------------

Net expenses                                                 $   301,405
-------------------------------------------------------------------------

Net investment income                                        $ 2,004,308
-------------------------------------------------------------------------


Realized and Unrealized
Gain (Loss) on Investments
-------------------------------------------------------------------------
Net realized loss on investment transactions
    (identified cost basis)                                  $    (1,479)
-------------------------------------------------------------------------
Net realized loss on investment transactions                 $    (1,479)
-------------------------------------------------------------------------

Net increase in net assets from operations                   $ 2,002,829
-------------------------------------------------------------------------

                       See notes to financial statements

Eaton Vance Tax Free Reserves as of December 31, 1997

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets


Increase (Decrease)                      Year Ended           Year Ended
in Net Assets                            December 31, 1997    December 31, 1996
--------------------------------------------------------------------------------
From operations --
     Net investment income                 $     2,004,308     $      1,873,534
     Net realized gain (loss)
         on investments                             (1,479)               3,779
--------------------------------------------------------------------------------
Net increase in net assets
     from operations                       $     2,002,829     $      1,877,313
--------------------------------------------------------------------------------
Distributions to shareholders (Note 2) --
     From net investment income            $    (2,004,308)    $     (1,873,534)
--------------------------------------------------------------------------------
Total distributions to shareholders        $    (2,004,308)    $     (1,873,534)
--------------------------------------------------------------------------------
Transactions in shares of beneficial
     interest at Net Asset Value of $1.00
     per share (Note 4) --
     Proceeds from sale of shares          $   181,218,594     $    164,099,713
     Net asset value of shares issued
         to shareholders in payment of
         distributions declared                  1,177,904            1,236,374
     Cost of shares redeemed                  (171,789,887)        (165,897,527)
--------------------------------------------------------------------------------
Net increase (decrease) in net assets
     from Fund share transactions          $    10,606,611     $       (561,440)
--------------------------------------------------------------------------------

Net increase (decrease) in net assets      $    10,605,132     $       (557,661)
--------------------------------------------------------------------------------


Net Assets
--------------------------------------------------------------------------------
At beginning of year                       $    23,354,736     $     23,912,397
--------------------------------------------------------------------------------
At end of year                             $    33,959,868     $     23,354,736
--------------------------------------------------------------------------------

                       See notes to financial statements

Eaton Vance Tax Free Reserves as of December 31, 1997

FINANCIAL STATEMENTS CONT'D

Financial Highlights

                                                                                       Year Ended December 31,
                                                            ---------------------------------------------------------------------
                                                                   1997          1996           1995         1994         1993
---------------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning of year                         $    1.0000   $    1.0000    $    1.0000  $    1.0000  $    1.0000
---------------------------------------------------------------------------------------------------------------------------------


Income (loss) from operations
---------------------------------------------------------------------------------------------------------------------------------
Net investment income                                        $    0.0312   $    0.0303    $    0.0347  $    0.0235  $    0.0184
---------------------------------------------------------------------------------------------------------------------------------
Total income from operations                                 $    0.0312   $    0.0303    $    0.0347  $    0.0235  $    0.0184
---------------------------------------------------------------------------------------------------------------------------------


Less distributions
---------------------------------------------------------------------------------------------------------------------------------
From net investment income                                   $   (0.0312)  $   (0.0303)   $   (0.0347) $   (0.0235) $   (0.0184)
---------------------------------------------------------------------------------------------------------------------------------
Total distributions                                          $   (0.0312)  $   (0.0303)   $   (0.0347) $   (0.0235) $   (0.0184)
---------------------------------------------------------------------------------------------------------------------------------

Net asset value -- End of year                               $    1.0000   $    1.0000    $    1.0000  $    1.0000  $    1.0000
---------------------------------------------------------------------------------------------------------------------------------

Total Return/(1)/                                                   3.16%         3.08%          3.53%        2.36%        1.86%
---------------------------------------------------------------------------------------------------------------------------------


Ratios/Supplemental Data+
---------------------------------------------------------------------------------------------------------------------------------
Net assets, end of year (000 omitted)                        $    33,960   $    23,355    $    23,912  $    29,021  $    60,247
Ratio of interest expense to average daily net assets               0.01%         0.02%          0.05%        0.07%        0.03%
Ratio of other expenses to average daily net assets/(2)/            0.52%         0.33%          0.34%        0.47%        0.62%
Ratio of other expenses to average net assets after
     custodian fee reduction/(2)/                                   0.46%         0.27%            --           --           --
Ratio of net investment income to average daily
     net assets                                                     3.12%         3.04%          3.47%        2.27%        1.82%
---------------------------------------------------------------------------------------------------------------------------------

+ The operating expenses of the Fund may reflect a reduction of the Investment Adviser fee, an allocation of expenses to the Investment Adviser, or both. Had such actions not been taken, the ratios and net investment income per share would have been as follows:

Ratios (as a percentage of average daily net assets):
     Other expenses/(2)/                                            0.67%         0.69%          0.73%        0.87%        0.82%
     Other expenses after custodian fee reduction/(2)/              0.61%         0.63%            --           --           --
     Net investment income                                          2.96%         2.66%          3.02%        1.88%        1.65%
Net investment income per share                              $    0.0296   $    0.0266    $    0.0303  $    0.0189  $    0.0167
---------------------------------------------------------------------------------------------------------------------------------


Leverage Analysis
---------------------------------------------------------------------------------------------------------------------------------
Amount of debt outstanding at end of year                    $        --   $        --    $ 1,266,000  $ 6,117,000  $ 2,428,000
Average daily balance of debt outstanding during year        $   134,611   $   116,757    $   279,586  $   440,145  $   285,000
Average weekly balance of shares outstanding during year      64,279,572    61,730,866     51,107,215   40,463,382   48,697,998
Average amount of debt per share during year                 $     0.002   $     0.002    $     0.005  $     0.011  $     0.006
---------------------------------------------------------------------------------------------------------------------------------

/(1)/ Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed to be reinvested at the net asset value on the payable date. Total return is not computed on an annualized basis.

/(2)/ The expense ratios for the year ended December 31, 1996 and thereafter have been adjusted to reflect a change in reporting requirements. The new reporting guidelines require the Portfolio to increase its expense ratio by the effect of any expense offset arrangements with its service providers. The expense ratios for each of the prior years have not been adjusted to reflect this change.

                       See notes to financial statements

Eaton Vance Tax Free Reserves as of December 31, 1997

NOTES TO FINANCIAL STATEMENTS


1  Significant Accounting Policies
   -----------------------------------------------------------------------------
   Eaton Vance Tax Free Reserves (the Fund) is a series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is a entity of the type known as a Massachusetts business trust and is registered under the Investment Company Act of 1940 (1940 Act), as amended, as an open-end management investment company. The Fund seeks to earn as high a rate of income exempt from regular federal income tax while preserving capital and maintaining liquidity. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

   A Investment Valuations -- The Trustees have determined that the best method currently available for valuing portfolio investments is amortized cost. The Fund's use of the amortized cost method to value its portfolio investments is subject to the Fund's compliance with certain conditions as specified under Rule 2a-7 of the Investment Company Act of 1940.

   B Interest Income -- Interest income consists of interest accrued, adjusted for amortization of any discount or premium, on the investments of the Fund, accrued ratably to the date of maturity or call.

   C Federal Taxes -- The Fund's policy is to comply with the provisions of the Internal Revenue Code (the Code) available to regulated investment companies and to distribute to shareholders each year all of its net investment income, including any net realized gain on investment transactions. Accordingly, no provision for federal income or excise tax is necessary. At December 31, 1997, the Fund, for federal income tax purposes, had a capital loss carryover of $18,008, which will reduce the Fund's taxable income arising from future net realized gain on investment transactions, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Such capital loss carryover will expire on December 31, 2002 ($16,529) and December 31, 2005 ($1,479). Dividends paid by the Fund from net interest earned on tax-exempt municipal bonds are not includable by shareholders as gross income for federal tax purposes because the Fund intends to meet certain requirements of the Code applicable to regulated investment companies which will enable the Fund to pay exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item for shareholders.

   D Other -- Investment transactions are accounted for on the date the investments are purchased or sold, or the date that they mature.

   E Expense Reduction -- Investors Bank and Trust Company (IBT) serves as custodian of the Fund. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balance the Fund maintains with IBT. Any significant credit balances used to reduce the Fund's custodian fee are reported as a reduction of expenses in the Statement of Operations.

   F Use of Estimates -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

2  Distribution to Shareholders
   -----------------------------------------------------------------------------
   The net investment income of the Fund is determined daily, and all of the net investment income so determined is declared as a dividend to shareholders of record at the time of declaration. Such dividends are paid monthly. Dividends are distributed in the forms of additional shares of the Fund, or, at the election of the shareholder, in cash.

3  Investment Adviser Fee and Other Transactions with Affiliates
   -----------------------------------------------------------------------------
   The investment adviser fee was earned by Eaton Vance Management (EVM) as compensation for management, investment advisory, and other services rendered to the Fund and is computed at the monthly rate of 1/24 of 1% (0.50% annually) of the Fund's average monthly net assets. To enhance the net investment income of the Fund, EVM made a reduction of its fee in the amount of $99,776 for the year ended December 31, 1997. Except as to Trustees of the

Eaton Vance Tax Free Reserves as of December 31, 1997

NOTES TO FINANCIAL STATEMENTS CONT'D


   Fund who are not members of EVM's organization, officers and Trustees receive remuneration for their services to the Fund out of such investment adviser fee. Certain of the officers and Trustees of the Trust are officers and directors/trustees of the above organizations.

4  Shares of Beneficial Interest
   -----------------------------------------------------------------------------
   The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value).


5  Line of Credit
   -----------------------------------------------------------------------------
   The Fund participates with other portfolios and funds managed by EVM and affiliates in a committed $100 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Fund solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participating portfolio or fund based on its borrowings at an amount above the Eurodollar rate or federal funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The average daily loan balance for the year ended December 31, 1997 was $134,611, and the average interest rate was 6.51%.


6  Purchases and Sales of Investments
   -----------------------------------------------------------------------------
   The Fund invests primarily in state and municipal debt securities. The ability of the issuers of the debt securities held by the Fund to meet their obligations may be affected by economic developments in a specific industry or municipality. Purchases and sales (including maturities) of investments aggregated $153,725,682 and $142,792,995, respectively.

Eaton Vance Tax Free Reserves as of December 31, 1997

REPORT OF INDEPENDENT ACCOUNTANTS


To the Board of Trustees and Shareholders
of Eaton Vance Tax Free Reserves:
-------------------------------------------------------------------------------
We have audited the accompanying statement of assets and liabilities of Eaton Vance Tax Free Reserves (the Fund) (one of the series constituting the Eaton Vance Mutual Funds Trust), including the portfolio of investments, as of December 31, 1997, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1997 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Eaton Vance Tax Free Reserves (one of the series of Eaton Vance Mutual Funds Trust) as of December 31, 1997, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with generally accepted accounting principles.

                                            COOPERS & LYBRAND L.L.P.
                                            Boston, Massachusetts
                                            February 6, 1998

Eaton Vance Tax Free Reserves as of December 31, 1997

INVESTMENT MANAGEMENT


Eaton Vance Tax Free Reserves

Officers

M. Dozier Gardner
President and Trustee

James B. Hawkes
Vice President and Trustee

Thomas J. Fetter
Vice President

William H. Ahern, Jr.
Vice President and
Portfolio Manager

Michael B. Terry
Vice President

James L. O'Connor
Treasurer

Alan R. Dynner
Secretary

Independent Trustees

Donald R. Dwight
President, Dwight Partners, Inc.

Samuel L. Hayes, III
Jacob H. Schiff Professor of Investment
Banking, Harvard University Graduate School of Business Administration

Norton H. Reamer
President and Director, United Asset
Management Corporation

John L. Thorndike
Formerly Director, Fiduciary Company Incorporated

Jack L. Treynor
Investment Adviser and Consultant

Investment Advisor
Eaton Vance Management
24 Federal Street
Boston, MA  02110

Principal Underwriter
Eaton Vance Distributors, Inc.
24 Federal Street
Boston, MA  02110
(617) 482-8260

Custodian
Investors Bank & Trust Company
200 Clarendon Street, 16th Floor
Boston, MA  02116

Transfer Agent
First Data Investor Services Group
Attention: Eaton Vance Funds
P.O. Box 5123
Westborough, MA  01581-5123

Independent Accountants
Coopers & Lybrand L.L.P.
One Post Office Square
Boston, MA  02109


Eaton Vance Tax Free Reserves
24 Federal Street
Boston, MA  02110

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  This report must be preceded or accompanied by a current prospectus which contains more complete information on the Fund, including its sales charges and expenses. Please read the prospectus carefully before you invest or send money.
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                                                                    T-TRSRC-2/98